Investment Strategy - iShares Enhanced Short-Term Bond Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by allocating opportunistically across global fixed income, equities and currencies.
The Fund invests a majority of its assets in a portfolio of U.S. and non‑U.S. dollar-denominated investment-grade fixed- and floating-rate bonds that are rated BBB‑ or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Fund’s management team to be of equivalent quality. Fixed-income securities include corporate bonds of U.S. and non-U.S. issuers, U.S. government bonds (including U.S. Treasury Bills, notes, bonds, and Treasury Inflation-Protected Securities (“TIPS”)); municipal bonds; non-U.S. government bonds, bills, and inflation linked bonds; repurchase agreements; and money market instruments. Floating rate bonds are bonds in which the interest rate paid fluctuates based on a reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”)). The Fund may also invest in reverse repurchase agreements. With respect to its portfolio of fixed-income securities, the Fund will seek to maintain a weighted average duration that is less than three years. Duration is a mathematical calculation of the average life of a bond (or bonds in a fund) that serves as a useful measure of its interest rate risk. Each year of duration represents an expected 1% change in the net asset value of the bonds in a fund for every 1% immediate change in interest rates. For example, if the bonds in a fund have an average duration of four years, such bonds’ net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, such bonds’ net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
The Fund may invest in derivatives such as futures (including but not limited to government bond futures and equity index futures), interest rate swaps, equity total return swaps, foreign exchange spot contracts and forwards.
The Fund may seek to invest in equity securities. As part of its investment in equity securities, the Fund may seek to pursue an equity relative value strategy pursuant to which the Fund may seek to establish substantially offsetting positions to earn a spread (e.g., long positions in equity securities and offsetting short positions through total return swaps and equity index futures). The Fund expects to maintain net notional equity exposures below 5%. Net notional equity exposure means the Fund’s aggregate long notional exposure to equity securities and equity-related instruments, including derivatives, less the Fund’s aggregate short notional exposure to such securities and instruments, as a percentage of the Fund’s net assets. Equity securities may include common stock, preferred stock, and depositary receipts. The Fund may invest in equity securities of both U.S. and non-U.S. issuers, which may be U.S. dollar-based or non-U.S. dollar based and may be currency hedged or unhedged. The Fund may invest in equity securities of companies of any market capitalization and may also invest in securities convertible into common stock.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may seek to invest in equity securities. As part of its investment in equity securities, the Fund may seek to pursue an equity relative value strategy pursuant to which the Fund may seek to establish substantially offsetting positions to earn a spread (e.g., long positions in equity securities and offsetting short positions through total return swaps and equity index futures).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund expects to maintain netnotional equity exposures below 5%. Net notional equity exposure means the Fund’s aggregate long notional exposure to equity securities and equity-related instruments, including derivatives, less the Fund’s aggregate short notional exposure to such securities and instruments, as a percentage of the Fund’s net assets. Equity securities may include common stock, preferred stock, and depositary receipts. The Fund may invest in equity securities of both U.S. and non-U.S. issuers, which may be U.S. dollar-based or non-U.S. dollar based and may be currency hedged or unhedged. The Fund may invest in equity securities of companies of any market capitalization and may also invest in securities convertible into common stock.